SHARE BASED COMPENSATION (Narrative) (Details)	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [line items]
Stock option vesting term	The vesting period of the RSUs is 4 years, with 25% vests on the first anniversary of the grant date, and after that, additional 6.25% of the vests on the last day of each subsequent calendar quarter.